Earnings per equity share (Tables)	12 Months Ended
Mar. 31, 2026
Earnings Per Share [Abstract]
Weighted-average number of shares

	As of March 31,
	2024	2025	2026
Weighted average number of equity shares used in computing basic earnings per equity share	14,158,592,110	15,255,283,286	15,357,462,189
Effect of potential equity shares for stock options outstanding	56,312,746	63,584,926	48,909,382

Weighted average number of equity shares used in computing diluted earnings per equity share	14,214,904,856	15,318,868,212	15,406,371,571

Reconciliation of Earnings Per Share
The following are reconciliations of basic and diluted earnings per equity share and earnings per ADS.

	Fiscal years ended March 31,
	2024	2025	2026	2026
Basic earnings per share	Rs. 44.33	Rs. 45.01	Rs. 45.89	US$	0.49
Effect of potential equity shares for stock options outstanding	0.17	0.19	0.14		0.01

Diluted earnings per share	Rs. 44.16	Rs. 44.82	Rs. 45.75	US$	0.48

Basic earnings per ADS	Rs. 132.99	Rs. 135.02	Rs. 137.67	US$	1.47
Effect of potential equity shares for stock options outstanding	0.53	0.57	0.42		0.03

Diluted earnings per ADS	Rs. 132.46	Rs. 134.45	Rs. 137.25	US$	1.44